Additional information on the nature of expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	SFr (40,016)	SFr (39,889)	SFr (36,251)
Research and development expenses	(48,784)	(50,749)	(55,718)
Selling, general and administrative expense	(19,362)	(22,238)	(17,454)
Total operating expenses	(68,146)	(72,987)	(73,172)
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research consumables and external research and development expenses	(15,892)	(17,154)	(26,342)
Personnel expenses	(28,376)	(28,101)	(25,647)
Depreciation and amortization	(2,053)	(1,971)	(2,016)
Intellectual property	(853)	(957)	(636)
Facility expenses	(940)	(854)	(758)
Other research and development expenses	(660)	(703)	(259)
Royalties and license fees	(10)	(1,010)	(60)
Pension and share-based compensation costs, non-cash portion	3,447	3,856	3,045
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	(11,640)	(11,788)	(10,604)
Other administrative expenses	(7,283)	(9,965)	(6,242)
Depreciation and amortization	(367)	(416)	(549)
Facility expenses	(72)	(69)	(60)
Pension and share-based compensation costs, non-cash portion	SFr 2,260	SFr 2,329	SFr 2,113